Nature of operations and going concern (Details Narrative) - CAD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Nature Of Operations And Going Concern
Cash	$ 482,647	$ 2,839,369	$ 364,382	$ 347,896
Working capital	$ 2,538,311	$ 5,783,689